Condensed Financial Information of The Parent Company - Schedule of Condensed Balance Sheets (Details) - Parent Company [Member] - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash		$ 3,630	$ 124
Amount due from subsidiaries		17,967	14,142
Total current assets		21,597	14,266
Non-current assets
Investments in subsidiaries		39,035	36,525
TOTAL ASSETS		60,632	50,791
Current liabilities
Accrued liabilities and other current liabilities		3,746	3,576
Total current liabilities		3,746	3,576
Mezzanine equity
Redeemable ordinary shares (10,526,300 Class A ordinary shares issued and outstanding at approximately $1.34 per share as of December 31, 2023 and nil Class A ordinary shares issued and outstanding as of December 31, 2024, respectively)*	[1]		14,104
Shareholders’ equity
Preferred shares (par value of HK$0.0001 per share; 800,000,000 preferred shares authorized, nil preferred shares issued and outstanding as of December 31, 2023 and 2024, respectively)
Additional paid-in capital		17,405	833
Statutory reserve		3,193	3,193
Retained earnings		33,138	26,024
Accumulated other comprehensive income		3,148	3,060
Total shareholders’ equity		56,886	33,111
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ EQUITY		60,632	50,791
Class A Ordinary Shares [Member]
Shareholders’ equity
Ordinary Shares	[1]	1
Class B Ordinary Shares [Member]
Shareholders’ equity
Ordinary Shares	[1]	$ 1	$ 1

[1]	The amounts of Class A and Class B ordinary shares are rounded, with a difference no more than $0.4 from the absolute amount.